Other Income (Details) - Schedule of Other Income - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Income [Abstract]
Income from revenue entitlement rights				$ 14,392,091
Fair value gain on warrant liability	$ 2,106		22,766	1,487,589
Miscellaneous Income			1,501
Sundry Balances written back			360,878	425,853
Total other income	$ 52,219	$ 360,842	$ 385,145	$ 16,305,533